Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Total	Total
	RMB	RMB	US$
Net balance as of December 31, 2024	132	132	18
Amortization expense	(70)	(70)	(9)
Net balance as of December 31, 2025	62	62	9

Schedule of Estimated Amortization Expenses for the Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next year are as follows:
	RMB	US$
2026	62	9